UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2023

Date of reporting period:  December 31, 2022

Item 1. Reports to Stockholders.

(a)

DAVIDSON MULTI-CAP EQUITY FUND

SEMI-ANNUAL REPORT

For the period ended

December 31, 2022

Dear Shareholder:

2022 saw the Federal Reserve (“the Fed”) raise the Federal Funds Rate from 0% to over 4% in the space of 9 months – the steepest and largest Fed reaction in over 40 years. Such a drastic change in the cost of financing changed the dynamics of the market and of investors greatly. With cost of capital significantly above zero, investors and corporations alike are being more discerning as to where and how to invest.

With higher interest rates comes the higher risk of recession; this has evolved into a debate between bulls and bears as to probability, as well as length. Bullish investors believe the Fed could engineer a “soft landing” due to the strong labor market and a highly resilient U.S. consumer. With inflation slowing, possible future rate cuts could give plenty of fuel for a market rally. Bears, however, have history on their side; the Fed has rarely been exact in its battle against inflationary forces. Those pessimists also point to a slowing industrial economy and a housing market encountering the highest mortgage rates in decades. Even if rates no longer increase, high borrowing costs are hurting investment and big-ticket purchases. Should the labor market follow that weakness, the strongest leg of the U.S. economy could become its strongest headwind. With such a bull-bear tug of war constantly occurring, it is no wonder volatility is increasing.

In these volatile times, a consistent, disciplined, long-term approach to investing is more critical than ever. At Davidson Funds, we remain committed to aligning ourselves with our clients by seeking fundamentally sound companies with solid balance sheets as well as good growth potential.

Performance

The Class A shares of the Fund generated a total return of -0.36% on a fully-loaded basis and 3.24% on a no-load* basis during the six-month period ended December 31, 2022. The Class I shares of the Fund returned 3.39% over the same time period. The S&P Composite 1500® Index, the benchmark for the Davidson Multi-Cap Equity Fund, returned 2.66% during the semi-annual fiscal period ended December 31, 2022. The Fund outperformed the S&P Composite 1500® Index over this time period due to favorable stock selection.

The Communication Services sector was the Fund’s primary contributor to performance during the six-month period ending December 31, with shares of Netflix, Inc. significantly appreciating. The company reported fiscal third quarter results with revenue, operating income, and membership numbers that exceeded company forecast. Additionally, investors are optimistic about the company’s ability to monetize their advertising option over time. Within the Consumer Staples sector, Sprouts Farmers Market, Inc. also made a positive contribution to relative performance; sales growth has been driven by new store openings, and operational efficiencies have helped to offset higher costs this year.

The Financials sector was the Fund’s main detractor from performance, due to the adverse effects of higher interest rates; in particular, with shares of First Foundation, Inc. (“First Foundation”) and First Republic Bank (“First Republic”) declining. First Foundation reported higher than expected net interest income pressure, given higher deposit costs and a moderating loan growth outlook; similarly, First Republic guided full-year 2022 net interest margin to the low end of its previously communicated range. Security selection in the Information Technology sector, as well as the Fund’s underweight position in the sector relative to its benchmark, also negatively impacted performance. Fidelity National Information Services, Inc. reported fiscal third quarter revenue and earnings below estimates, and also lowered their outlook due to recessionary trends in Europe and weakness in its small business end market. Salesforce Inc.’s fiscal third quarter revenues were in-line with expectations, but billings were light. Additionally, co-CEO Bret Taylor announced he was stepping down.

During the semi-annual fiscal period ended December 31, 2022, we initiated positions in Netflix, Inc. (“Netflix”), as well as Horizon Therapeutics PLC (“Horizon”). Netflix is a world-leading entertainment services company with over 220 million paid memberships in over 190 countries. They pioneered the delivery of streaming entertainment and created an ecosystem that enables consumers to enjoy the video content they want, anytime, anywhere, on any internet-connected screen. We believe management’s efforts to reinvigorate revenue growth should prove to be successful. Further, an ad-support subscription plan should help membership growth while efforts to improve monetization of shared accounts should help revenue-per-membership metrics, in our view. Horizon is a biopharmaceutical company that specializes in several orphan and rare disease categories. The company has grown substantially over the last several years through a combination of well-executed merger and acquisition activity and commercialization expertise. Horizon currently has three marketable drugs: Tepezza, for Thyroid Eye Disease; Krystexxa, in the treatment of Gout; and Uplizna, which treats NMSOD, an autoimmune inflammatory disease of the central nervous system. We believe the growth of these three drugs and the company’s recently expanded pipeline of more than 20 programs have the potential to drive significant revenue growth and margin expansion for the next several years.

Outlook

Market pundits have been forecasting a pending recession for nearly a year now. The strength of the economy and the labor market in particular have cast doubt on a pending recession, or at least the pending aspect. We continue to expect the economy to slow and possibly slide into a recession based on the Fed’s commitment to combat inflation. That said, recession severity and duration are more important questions to consider than simply the line between recession and expansion. The resilience of the U.S. labor market leads us to believe recession severity and duration are likely to be shallow and short, should we finally find ourselves in a recessionary period.

Regarding the composition of the Fund, its style characteristics have changed, now overweight growth, market-weight value and underweight core. The increase in exposure to growth is a reflection of opportunistically adding higher-growth companies to the portfolio at more reasonable valuations. We expect to continue with this opportunistic investment approach as long as market volatility remains high.

We thank you for your continued support and confidence in Davidson Funds, and as always, welcome any questions or comments you may have.

Sincerely,

Andrew I. Davidson

President

Davidson Investment Advisors, Inc.

Must be preceded or accompanied by a prospectus.

Past performance does not guarantee future results. Investment performance reflects fee waivers and in the absence of these waivers returns would be lower.

2

Mutual fund investing involves risk. Principal loss is possible. Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for emerging markets investments. Investments in exchange-traded funds (“ETFs”) are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares. The Fund will bear its share of the fees and expenses of the underlying funds. Shareholders will pay higher expenses than would be the case if making direct investments in the underlying funds. The Fund may also use options and future contracts, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates. The investment in options is not suitable for all investors.

The S&P Composite 1500® Index combines three leading indices, the S&P 500®, the S&P MidCap 400® and the S&P SmallCap 600® to cover approximately 90% of the U.S. market capitalization. It is designed for investors seeking to replicate the performance of the U.S. equity market or benchmark against a representative universe of tradeable stocks. One cannot invest directly in an index.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Please refer to the Schedule of Investments for a complete listing of Fund holdings. Current and future portfolio holdings are subject to risk.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Diversification does not guarantee a profit or protect from loss in a declining market.

The opinions expressed in this letter are those of the Fund manager, are subject to change, are not guaranteed, and should not be considered recommendations to buy or sell any security.

*The no-load basis refers to the performance with front-end and back-end sales loads waived. Effective October 28, 2020, the fully-loaded returns reflect a 3.50% sales load for the A shares, reduced from 5.00%.

Davidson Investment Advisors, Inc. is the adviser to the Davidson Funds, which are distributed by Quasar Distributors, LLC.

3

Davidson Multi-Cap Equity Fund

EXPENSE EXAMPLE at December 31, 2022 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested in Class A and Class I at the beginning of the period and held for the entire period (7/1/22 – 12/31/22).

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. However, the Example below does not include portfolio trading commissions and related expenses. In addition, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. You may use the information in the first line of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds, as they may charge transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A
	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Actual	$1,000.00	$1,032.40	$5.89
Hypothetical (5% return before expenses)	$1,000.00	$1,019.41	$5.85

*Expenses are equal to the Fund’s annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

Davidson Multi-Cap Equity Fund

EXPENSE EXAMPLE at December 31, 2022 (Unaudited), Continued

Class I
	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period* 7/1/22 - 12/31/22
Actual	$1,000.00	$1,033.90	$4.61
Hypothetical (5% return before expenses)	$1,000.00	$1,020.67	$4.58

*Expenses are equal to the Fund’s annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

Davidson Multi-Cap Equity Fund

SECTOR ALLOCATION OF PORTFOLIO ASSETS at December 31, 2022 (Unaudited)

Percentages represent market vlue as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

6

Davidson Multi-Cap Equity Fund

SCHEDULE OF INVESTMENTS at December 31, 2022 (Unaudited)

Shares	COMMON STOCKS - 93.65%	Value
	Aerospace & Defense - 2.25%
22,771	Raytheon Technologies Corp.	$2,298,049

	Air Freight & Logistics - 1.61%
9,498	Fedex Corp.	1,645,054

	Auto Components - 2.03%
22,192	Aptiv PLC (a)(b)	2,066,741

	Banks - 5.44%
42,706	Citigroup, Inc.	1,931,592
96,228	First Foundation, Inc.	1,378,947
18,393	First Republic Bank	2,241,923
		5,552,462
	Beverages - 1.82%
10,257	PepsiCo, Inc.	1,853,030

	Biotechnology - 4.94%
25,585	Horizon Therapeutics PLC (a)(b)	2,911,573
7,387	Vertex Pharmaceuticals, Inc. (a)	2,133,218
		5,044,791
	Capital Markets - 2.71%
8,056	Goldman Sachs Group, Inc.	2,766,269

	Chemicals - 3.19%
25,582	Corteva, Inc.	1,503,710
24,478	HB Fuller Co.	1,753,114
		3,256,824
	Communications Equipment - 2.20%
18,497	Arista Networks, Inc. (a)	2,244,611

	Electric Utilities - 1.93%
45,588	Exelon Corp.	1,970,769

	Electrical Equipment - 2.43%
15,777	Eaton Corp. PLC (b)	2,476,200

	Entertainment - 4.25%
14,194	Electronic Arts, Inc.	1,734,223
8,838	Netflix, Inc. (a)	2,606,149
		4,340,372

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund

SCHEDULE OF INVESTMENTS at December 31, 2022 (Unaudited), Continued

Shares	COMMON STOCKS - 93.65% continued	Value

	Food & Staples Retailing - 3.76%
47,989	Sprouts Farmers Market, Inc. (a)	$1,553,404
16,095	Walmart, Inc.	2,282,110
		3,835,514
	Health Care Equipment & Supplies - 4.85%
7,127	Align Technology, Inc. (a)	1,503,084
8,114	Becton, Dickinson & Co.	2,063,390
17,826	Medtronic PLC (b)	1,385,437
		4,951,911
	Health Care Providers & Services - 4.08%
7,585	Cigna Corp.	2,513,214
6,999	Laboratory Corp. of America Holdings	1,648,124
		4,161,338
	Hotels, Restaurants & Leisure - 2.47%
25,441	Starbucks Corp.	2,523,747

	Industrial Conglomerates - 1.82%
8,686	Honeywell International, Inc.	1,861,410

	Insurance - 2.10%
16,538	Progressive Corp.	2,145,144

	Interactive Media & Services - 3.13%
35,960	Alphabet, Inc. - Class C (a)(c)	3,190,731

	Internet & Direct Marketing Retail - 3.97%
35,326	Amazon.com, Inc. (a)	2,967,384
26,042	eBay, Inc.	1,079,962
		4,047,346
	IT Services - 3.37%
19,370	Fidelity National Information Services, Inc.	1,314,254
10,197	Visa, Inc. - Class A	2,118,529
		3,432,783
	Machinery - 2.10%
27,402	Otis Worldwide Corp.	2,145,851

	Multi-Utilities - 1.50%
9,921	Sempra Energy	1,533,191

	Oil, Gas & Consumable Fuels - 4.70%
16,202	Chevron Corp.	2,908,097
14,584	EOG Resources, Inc.	1,888,920
		4,797,017

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund

SCHEDULE OF INVESTMENTS at December 31, 2022 (Unaudited), Continued

Shares	COMMON STOCKS - 93.65% continued	Value
	Pharmaceuticals - 2.04%
28,849	Bristol-Myers Squibb Co.	$2,075,686

	Semiconductors & Semiconductor Equipment - 1.43%
10,751	Silicon Laboratories, Inc. (a)	1,458,588

	Software - 10.30%
33,322	Fortinet, Inc. (a)	1,629,113
4,926	Intuit, Inc.	1,917,298
14,315	Microsoft Corp.	3,433,023
13,378	Salesforce, Inc. (a)	1,773,789
20,348	Splunk, Inc. (a)	1,751,759
		10,504,982
	Technology Hardware, Storage & Peripherals - 3.61%
28,335	Apple, Inc.	3,681,567

	Textiles, Apparel & Luxury Goods - 1.61%
59,923	Gildan Activewear, Inc. (b)	1,641,890

	Wireless Telecommunication Services - 2.01%
14,644	T-Mobile US, Inc. (a)	2,050,160

	TOTAL COMMON STOCKS (Cost $62,722,073)	95,554,028

	REITs - 2.82%
10,910	Camden Property Trust	1,220,611
41,116	CubeSmart	1,654,919
	TOTAL REITs (Cost $1,814,890)	2,875,530

	MONEY MARKET FUND - 3.62%
3,692,097	First American Government Obligations Fund, Class X, 4.10% (d)	3,692,097
	TOTAL MONEY MARKET FUND (Cost $3,692,097)	3,692,097

	Total Investments in Securities (Cost $68,229,060) - 100.09%	102,121,655
	Liabilities in Excess of Other Assets - (0.09)%	(89,339)
	NET ASSETS - 100.00%	$102,032,316

PLC Public Limited Company

REIT Real Estate Investment Trust

(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	Non-voting shares.
(d)	Rate shown is the 7-day annualized yield as of December 31, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund

STATEMENT OF ASSETS AND LIABILITIES at December 31, 2022 (Unaudited)

ASSETS:
Investments in securities, at value (identified cost $68,229,060)	$102,121,655
Receivables
Fund shares sold	15,464
Dividends and interest	106,783
Prepaid expenses	25,826
Total assets	102,269,728

LIABILITIES:
Payables
Fund shares redeemed	53,155
Advisory fee (Note 4)	41,947
12b-1 distribution fees - Class A	37,991
Audit fees	33,842
Administration fees	33,818
Fund accounting fees	14,826
Transfer agent fees and expenses	13,011
Shareholder reporting	3,392
Chief Compliance Officer fees	2,562
Custody fees	1,294
Other expenses	1,574
Total liabilities	237,412

NET ASSETS	$102,032,316

COMPONENTS OF NET ASSETS:
Paid-in capital	$64,523,494
Total distributable earnings	37,508,822
Net assets	$102,032,316

CALCULATION OF NET ASSET VALUE PER SHARE:
Class A
Net assets applicable to shares outstanding	$59,217,384
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	2,305,538
Net asset value and redemption price per share (1)	$25.68
Maximum offering price per share (Net asset value per share divided by 96.50%)	$26.61

Class I
Net assets applicable to shares outstanding	$42,814,932
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	1,669,843
Net asset value, redemption and offering price per share (1)	$25.64

(1)	A redemption fee of 1.00% is assessed against shares held for seven calendar days or less.

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund

STATEMENT OF OPERATIONS For the Six Months ended December 31, 2022 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends (net of withholding taxes of $3,175)	$764,498
Interest	38,272
Total investment income	802,770

Expenses:
Advisory fees (Note 4)	357,451
Administration fees (Note 4)	80,267
12b-1 distribution fees - Class A (Note 5)	80,103
Transfer agent fees and expenses (Note 4)	38,453
Fund accounting fees (Note 4)	35,862
Federal and state registration fees	17,618
Audit fees	11,342
Chief Compliance Officer fee (Note 4)	7,563
Custody fees (Note 4)	7,100
Trustee fees and expenses	6,816
Reports to shareholders	5,630
Legal fees	4,451
Insurance expense	1,545
Other expenses	5,792
Total expenses before advisory fee waiver	659,993
Less: advisory fee waiver (Note 4)	(84,958)
Net expenses	575,035
Net investment income	227,735

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND REDEMPTION IN-KIND:
Net realized gain on investments	2,456,531
Net realized gain on redemption in-kind	3,363,892
Capital gain distributions from regulated investment companies	3
Net change in unrealized appreciation on investments	(2,032,825)
Net realized and unrealized gain on investments and redemption in-kind	3,787,601
Net increase in net assets resulting from operations	$4,015,336

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$227,735	$325,060
Net realized gain on investments	2,456,531	12,334,085
Net realized gain on redemption in-kind	3,363,892	2,602,073
Capital gain distributions from regulated investment companies	3	—
Net change in unrealized apprecation on investments	(2,032,825)	(24,815,762)
Net increase/(decrease) in net assets resulting from operations	4,015,336	(9,554,544)

DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions to shareholders - Class A	(6,215,716)	(6,755,514)
Net dividends and distributions to shareholders - Class I	(4,471,952)	(4,553,431)
Total distributions to shareholders	(10,687,668)	(11,308,945)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets derived from net change in outstanding shares (a)	(2,745,359)	(1,731,793)
Total decrease in net assets	(9,417,691)	(22,595,282)

NET ASSETS:
Beginning of period	111,450,007	134,045,289
End of period	$102,032,316	$111,450,007

(a) A summary of share transactions can be found on the following page.

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Class A
	Six Months Ended December 31, 2022 (Unaudited)		Year Ended June 30, 2022
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	14,797	$414,263	42,712	$1,376,464
Shares issued on reinvestments of distributions	215,285	5,711,499	197,336	6,368,045
Shares redeemed*	(280,309)	(8,063,195)	(321,243)	(10,258,516)
Net decrease	(50,227)	$(1,937,433)	(81,195)	$(2,514,007)

*Net of redemption fees of		$—		$8

	Class I
	Six Months Ended December 31, 2022 (Unaudited)		Year Ended June 30, 2022
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	179,255	$5,026,353	204,716	$6,612,451
Shares issued on reinvestments of distributions	145,696	3,858,040	129,464	4,172,615
Shares redeemed**	(329,706)	(9,692,319)	(309,008)	(10,002,852)
Net increase/(decrease)	(4,755)	$(807,926)	25,172	$782,214

**Net of redemption fees of		$—		$5

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund

FINANCIAL HIGHLIGHTS - Class A

For a share outstanding throughout each period

	Six Months Ended
	December 31, 2022		Year Ended June 30,
	(Unaudited)		2022	2021	2020	2019	2018
Net asset value, beginning of period	$27.65		$32.80	$24.99	$25.26	$26.01	$24.40

Income from investment operations:
Net investment income^	0.04		0.05	0.13	0.16	0.15	0.26
Net realized and unrealized gain/(loss) on investments	0.95		(2.29)	10.98	1.40	1.58	2.08
Total from investment operations	0.99		(2.24)	11.11	1.56	1.73	2.34

Less distributions:
From net investment income	(0.07)		(0.07)	(0.13)	(0.15)	(0.36)	(0.13)
From net realized gain on investments	(2.89)		(2.84)	(3.17)	(1.68)	(2.12)	(0.60)
Total distributions	(2.96)		(2.91)	(3.30)	(1.83)	(2.48)	(0.73)

Redemption fees retained	—		0.00 ^#	—	—	0.00 ^#	0.00 ^#

Net asset value, end of period	$25.68		$27.65	$32.80	$24.99	$25.26	$26.01

Total return	3.24	%‡	-8.10%	47.29%	6.20%	7.71%	9.70%

Ratios/supplemental data:
Net assets, end of period (thousands)	$59,217		$65,143	$79,939	$61,821	$70,763	$73,081
Ratio of expenses to average net assets:
Before fee waivers	1.30	%†	1.26%	1.26%	1.30%	1.28%	1.27%
After fee waivers	1.15	%†	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income to average net assets:
Before fee waivers	0.16	%†	0.04%	0.33%	0.48%	0.47%	0.90%
After fee waivers	0.31	%†	0.15%	0.44%	0.63%	0.60%	1.02%
Portfolio turnover rate	4.69	%‡	15.60%	25.04%	22.69%	21.39%	32.14%

^ Based on average shares outstanding.

# Amount is less than $0.01 per share.

† Annualized.

‡ Not annualized.

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund

FINANCIAL HIGHLIGHTS - Class I

For a share outstanding throughout each period

	Six Months Ended
	December 31, 2022		Year Ended June 30,
	(Unaudited)		2022	2021	2020	2019	2018
Net asset value, beginning of period	$27.65		$32.80	$24.99	$25.26	$26.06	$24.40

Income from investment operations:
Net investment income^	0.08		0.13	0.20	0.22	0.23	0.32
Net realized and unrealized gain/(loss) on investments	0.95		(2.29)	10.98	1.41	1.55	2.10
Total from investment operations	1.03		(2.16)	11.18	1.63	1.78	2.42

Less distributions:
From net investment income	(0.15)		(0.15)	(0.20)	(0.22)	(0.46)	(0.16)
From net realized gain on investments	(2.89)		(2.84)	(3.17)	(1.68)	(2.12)	(0.60)
Total distributions	(3.04)		(2.99)	(3.37)	(1.90)	(2.58)	(0.76)

Redemption fees retained	—		0.00 ^#	—	0.00 ^#	—	—

Net asset value, end of period	$25.64		$27.65	$32.80	$24.99	$25.26	$26.06

Total return	3.39	%‡	-7.87%	47.65%	6.47%	7.96%	10.03%

Ratios/supplemental data:
Net assets, end of period (thousands)	$42,815		$46,307	$54,106	$39,419	$41,261	$43,044
Ratio of expenses to average net assets:
Before fee waivers	1.05	%†	1.01%	1.01%	1.05%	1.03%	1.02%
After fee waivers	0.90	%†	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets:
Before fee waivers	0.41	%†	0.29%	0.58%	0.73%	0.77%	1.14%
After fee waivers	0.56	%†	0.40%	0.69%	0.88%	0.90%	1.26%
Portfolio turnover rate	4.69	%‡	15.60%	25.04%	22.69%	21.39%	32.14%

^ Based on average shares outstanding.

# Amount is less than $0.01 per share.

† Annualized.

‡ Not annualized.

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund

NOTES TO FINANCIAL STATEMENTS at December 31, 2022 (Unaudited)

NOTE 1 - ORGANIZATION

The Davidson Multi-Cap Equity Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers Class A and Class I shares. The Fund’s Class A shares and Class I shares commenced operations on August 11, 2008 and October 30, 2013, respectively. Class A shares are subject to a maximum front-end sales load of 3.50%, which decreases depending on the amount invested.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.

B.	Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Fund’s prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on the tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.	Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a last-in, first-out basis. Interest income is recorded on an accrual basis. Dividend income, income and capital gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees. Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

Davidson Multi-Cap Equity Fund

NOTES TO FINANCIAL STATEMENTS at December 31, 2022 (Unaudited), Continued

The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.	Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

E.	Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.	Redemption Fees: The Fund charges a 1.00% redemption fee to shareholders who redeem shares held for 7 calendar days or less. Such fees are retained by the Fund and accounted for as an addition to paid-in capital. No redemption fees were retained for the six months ended December 31, 2022.

G.	Events Subsequent to the Fiscal Period End: In preparing the financial statements as of December 31, 2022, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Davidson Multi-Cap Equity Fund

NOTES TO FINANCIAL STATEMENTS at December 31, 2022 (Unaudited), Continued

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity Securities: The Fund’s investments are carried at fair value. Equity securities, including common stocks, real estate investment trusts, and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies: Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

Accounting Pronouncements: In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Fund was required to implement and comply with Rule 18f-4 by August 19, 2022. Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Fund is not allowed to enter into derivatives transactions.

In December 2020, the SEC adopted a rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and rescinded previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund is in compliance with Rule 2a-5, which had a compliance date of September 8, 2022.

Prior to the effectiveness of Rule 2a-5, the Board of Trustees (“Board”) had delegated day-to-day valuation issues to a Valuation Committee of the Trust which was comprised of representatives from the Fund’s administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”). The function of the Valuation Committee was to value securities where current and reliable market quotations were not readily available, or the closing price did not represent fair value by following procedures approved by the Board. These procedures considered many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee were subsequently reviewed and ratified by the Board. The Valuation Committee served through September 7, 2022. Effective September 8, 2022, the Board of Trustees approved Davidson Investment Advisors, Inc. (the “Advisor”) as the Fund’s valuation designee under Rule 2a-5.

Davidson Multi-Cap Equity Fund

NOTES TO FINANCIAL STATEMENTS at December 31, 2022 (Unaudited), Continued

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of December 31, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$9,581,263	$—	$—	$9,581,263
Consumer Discretionary	10,279,724	—	—	10,279,724
Consumer Staples	5,688,544	—	—	5,688,544
Energy	4,797,017	—	—	4,797,017
Financials	10,463,876	—	—	10,463,876
Health Care	16,233,726	—	—	16,233,726
Industrials	10,426,563	—	—	10,426,563
Information Technology	21,322,531	—	—	21,322,531
Materials	3,256,824	—	—	3,256,824
Utilities	3,503,960	—	—	3,503,960
Total Common Stocks	95,554,028	—	—	95,554,028
REITs	2,875,530	—	—	2,875,530
Money Market Fund	3,692,097	—	—	3,692,097
Total Investments in Securities	$102,121,655	$—	$—	$102,121,655

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.

NOTE 4 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor provides the Fund with investment management services under an investment advisory agreement. The Advisor furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.65% based upon the average daily net assets of the Fund. For the six months ended December 31, 2022, the Fund incurred $357,451 in advisory fees. Advisory fees payable at December 31, 2022 for the Fund were $41,947.

Davidson Multi-Cap Equity Fund

NOTES TO FINANCIAL STATEMENTS at December 31, 2022 (Unaudited), Continued

The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to waive all or a portion of its management fees and pay expenses of the Fund to ensure that the total annual fund operating expenses (excluding acquired fund fees and expenses, taxes, interest expense, dividend on securities sold short and extraordinary expenses, Rule 12b-1 fees, and other class-specific expenses) do not exceed 0.90% of average daily net assets of the Fund. Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board’s review and approval. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the six months ended December 31, 2022, the Advisor reduced its fees and absorbed Fund expenses in the amount of $84,958. The Advisor may recapture portions of the amounts shown below no later than the corresponding dates:

6/30/2023	6/30/2024	6/30/2025	12/31/2025	Total
$92,137	$134,567	$140,086	$84,958	$451,748

Fund Services serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as the custodian (the “Custodian”) to the Fund. The Custodian is an affiliate of Fund Services. Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the six months ended December 31, 2022 are disclosed in the statement of operations.

Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC.

The Distributor has advised the Fund that it has received $6,686 in front-end sales charges resulting from sales of Class A shares for the six months ended December 31, 2022. For the six months ended December 31, 2022 the Distributor paid commissions of $5,986 to D.A. Davidson & Co. (“DAD”), the Advisor’s affiliated broker dealer, and $700 to Merrill Lynch. Additionally, DAD will receive all of the initial sales charges for purchases of Class A shares of the Fund without a dealer of record and the 1.00% charge on Class A shares redeemed within twelve months of purchase.

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Fund to pay the Distributor for distribution and related expenses at an annual rate of up to 0.25% of the Class A shares average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the six months ended December 31, 2022, the 12b-1 distribution fees incurred under the Plan by the Fund’s shares are disclosed in the statement of operations.

Davidson Multi-Cap Equity Fund

NOTES TO FINANCIAL STATEMENTS at December 31, 2022 (Unaudited), Continued

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the six months ended December 31, 2022, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $4,953,867 and $19,516,120, respectively. There were no purchases or sales of long-term U.S. Government securities.

For the six months ended December 31, 2022, the proceeds from sales of securities, excluding short-term securities, includes securities redeemed in-kind of $9,881,982.

NOTE 7 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. At December 31, 2022, the Fund’s percentage of control ownership positions greater than 25% is as follows:

Percentage of Shares Held
D.A. Davidson & Co., Inc.	29.58%
D.A. Davidson & Co., Inc. FBO Customer	29.38%

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended December 31, 2022 and year ended June 30, 2022 was as follows:

	Six Months Ended December 31, 2022	Year Ended June 30, 2022
Ordinary income	$364,615	$5,641,242
Long-term capital gains	10,323,053	5,667,703

As of June 30, 2022, the Fund’s most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (a)	$76,075,331
Gross tax unrealized appreciation	41,657,121
Gross tax unrealized depreciation	(5,736,558)
Net tax unrealized appreciation (a)	35,920,563
Undistributed ordinary income	180,071
Undistributed long-term capital gain	8,080,520
Total distributable earnings	8,260,591
Total accumulated earnings/(losses)	$44,181,154

(a)	The difference between book-basis and tax-basis net unrealized appreciation and cost is attributable primarily to the tax deferral of losses on wash sales.

21

Davidson Multi-Cap Equity Fund

NOTES TO FINANCIAL STATEMENTS at December 31, 2022 (Unaudited), Continued

NOTE 9 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.

●	Market and Regulatory Risk. Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. The Fund’s investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

●	Small and Medium Companies Risk. Investing in securities of small- and medium-capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

●	Foreign and Emerging Market Securities Risk. Foreign securities may be more volatile and less liquid than domestic (U.S.) securities, which could affect the Fund’s investments. Securities markets of other countries are generally smaller than U.S. securities markets. These risks are enhanced in emerging markets.

●	ETF and Mutual Fund Risk. When the Fund invests in a mutual fund or ETF, it will bear additional expenses based on its pro rata share of the mutual fund’s or ETF’s operating expenses, including the potential duplication of management fees. The risk of owning a mutual fund or ETF generally reflects the risks of owning the underlying securities the mutual fund or ETF holds. The Fund also will incur brokerage costs when it purchases ETFs.

NOTE 10 –OFFICERS

At a meeting held December 7-8, 2022, by vote of the majority of the Board of Trustees (not including Mr. Joe Redwine), Mr Redwine’s term as Trustee was extended for three additional years. Ms. Michele Rackey was approved as an Independent Trustee effective January 1, 2023. Mr. Kevin Hayden was approved by the Board as Vice President, Treasurer and Ms. Cheryl King was approved as Assistant Treasurer effective January 1, 2023. Ryan Charles resigned as Assistant Secretary effective January 1, 2023.

Davidson Multi-Cap Equity Fund

NOTICE TO SHAREHOLDERS at December 31, 2022 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-877-332-0529 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-332-0529. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www. sec.gov. Information included in the Fund’s Form N-PORT is also available by calling 1-877-332-0529.

Householding

In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses, supplements, and certain other shareholder documents that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Fund’s transfer agent toll free at 1-877-332-0529 to request individual copies of these documents. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Davidson Multi-Cap Equity Fund

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The Fund has adopted a liquidity risk management program (the “program”). The Board has designated a committee at the Advisor to serve as the administrator of the program. The Advisor’s committee conducts the day-to-day operation of the program pursuant to policies and procedures administered by the committee.

Under the program, the Advisor’s committee manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. The committee’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by the committee regarding the operation and effectiveness of the program for the period July 1, 2021 through June 30, 2022. No significant liquidity events impacting the Fund were noted in the report. The report noted that the Fund made limited use of redemptions in-kind during the reporting period and that the use of redemptions in-kind was not the result of liquidity concerns. In addition, the committee provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

Davidson Multi-Cap Equity Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

 At meetings held on October 18, 2022 and December 7-8, 2022, the Board (which is comprised of three persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Davidson Investment Advisors, Inc. (the “Advisor”) on behalf of the Davidson Multi-Cap Equity Fund (the “Fund”). At both meetings, the Board received and reviewed substantial information regarding the Fund, the Advisor and the services provided by the Advisor to the Fund under the Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

●	The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement. The Board considered the nature, extent and quality of the Advisor’s overall services provided to the Fund, as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, as well as the Advisor’s cybersecurity program, liquidity risk management program, business continuity plan, and risk management process. The Board further considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with certain personnel of the Advisor to discuss the Fund’s performance and investment outlook as well as various marketing and compliance topics. The Board concluded that the Advisor had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.

●	The Fund’s historical performance and the overall performance of the Advisor. In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Fund as of June 30, 2022, on both an absolute basis and a relative basis in comparison to its peer funds utilizing Morningstar classifications, an appropriate securities market benchmark, a cohort that is comprised of similarly managed funds selected by an independent third-party consulting firm engaged by the Board to assist it in its 15(c) review (the “Cohort”), and the Advisor’s similarly managed accounts. While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing performance against the comparative Morningstar peer group universe, the Board took into account that the investment objectives and strategies of the Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe. When reviewing the Fund’s performance against a broad market benchmark, the Board took into account the differences in portfolio construction between the Fund and such benchmark as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.

Davidson Multi-Cap Equity Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

The Board noted that the Fund outperformed the average of both its Morningstar peer group and Cohort for the one-, three-, and five-year periods ended June 30, 2022. The Board reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had outperformed its primary benchmark index for the one-, three-and five-year periods and underperformed for the ten-year period ended June 30, 2022.

The Board also noted that the Fund underperformed the similarly managed composite for all periods.

●	The costs of the services to be provided by the Advisor and the structure of the Advisor’s fee under the Advisory Agreement. In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to the Morningstar peer funds and the Advisor’s similarly managed separate accounts, if any, for other types of clients as well as all expense waivers and reimbursements. When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 0.90% for the Fund, excluding certain operating expenses and class-level expenses (the “Expense Cap”). The Board noted that the net expense ratio (less the 12b-1 fee) was above the Morningstar peer group average. In comparison to the Cohort, the Board considered that the Fund’s contractual management fee was in line with the median and average and its net expense ratio (less the 12b-1 fee) was above the average and median.

The Board also took into consideration the services the Advisor provided to its similarly managed account clients, comparing the fees charged for those management services to the fees charged to the Fund. The Board found that the management fees charged to the Fund were generally in line with the management fees charged to the Advisor’s similarly managed account clients and to the extent fees charged to the Fund were higher than for similarly managed separate accounts, it was largely a reflection of the nature of the client.

The Board determined that it would continue to monitor the appropriateness of the advisory fee for the Fund and concluded that, at this time, the fees to be paid to the Adviser were fair and reasonable.

●	Economies of Scale. The Board also considered whether economies of scale were being realized by the Advisor that should be shared with shareholders. The Board noted that the Advisor contractually agreed to reduce its advisory fee or reimburse Fund expenses so that the Fund does not exceed the specified Expense Cap. The Board noted that at current asset levels, the Advisor continued to subsidize expenses to maintain the Expense Cap and determined to revisit the issue of economies of scale when the Fund has grown to a point that this subsidization is no longer in effect.

●	The profits to be realized by the Advisor and its affiliates from its relationship with the Fund. The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Fund. The Board considered the profitability to the Advisor from its relationship with the Fund and considered any additional material benefits derived by the Advisor from its relationship with the Fund, including “soft dollar” benefits that may be received by the Advisor in exchange for Fund brokerage and Rule 12b-1 fees paid to the Advisor’s affiliated broker-dealer – D.A. Davidson & Co. – in connection with the sale of Class A shares of the Fund. After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Fund.

Davidson Multi-Cap Equity Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Fund, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Advisor, including the advisory fees, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreement for the Fund would be in the best interests of the Fund and its shareholders.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

●	Information we receive about you on applications or other forms;
●	Information you give us orally; and/or
●	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Advisor

Davidson Investment Advisors, Inc.

Davidson Building

8 Third Street North

Great Falls, Montana 59401

www.davidsonmutualfunds.com

Distributor

Quasar Distributors, LLC

111 East Kilbourn Avenue, Suite 2200

Milwaukee, Wisconsin 53202

Custodian

U.S. Bank N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and

Fund Administrator

U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered

Public Accounting Firm

Tait, Weller & Baker LLP

Two Liberty Place

50 South 16th Street, Suite 2900

Philadelphia, Pennsylvania 19103

Legal Counsel

Sullivan & Worcester LLP

1633 Broadway, 32nd Floor

New York, New York 10019

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. To obtain a free prospectus please call 877-332-0529.

DAVIDSON MULTI-CAP EQUITY FUND

Semi-Annual Report

For the period ended

December 31, 2022

(b) Not Applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(a)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*  /s/ Jeffrey T. Rauman
                                                         Jeffrey T. Rauman, President/Chief Executive Officer/Principal
                                                         Executive Officer

Date   3/8/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Jeffrey T. Rauman
                                                         Jeffrey T. Rauman, President/Chief Executive Officer/Principal
                                                         Executive Officer

Date   3/8/2023

By (Signature and Title)*  /s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial Officer

Date   3/13/2023

* Print the name and title of each signing officer under his or her signature.